SCHEDULE OF VARIABLE INTEREST ENTITY OF ASSETS AND LIABILITIES (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Total current assets	$ 7,841,679	$ 9,261,921
Other assets, non-current	3,790,167	4,302,000
Non-current accounts receivable, net		2,101,276
Long-term investments	818,266
Property, equipment and software	6,094,121	3,713,860
Total assets	18,544,233	19,379,057
Intercompany payable to the WFOE	29,622,291	20,449,508
Total current liabilities	48,426,228	41,717,595
Lease liability	82,134
Total liabilities	48,508,363	41,717,595
Total equity	$ (29,964,130)	$ (22,338,538)